Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000032332
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ELFTX
Without Sales Load [Member] | C000032332
Average Annual Return [Line Items]
Average Annual Return, Percent	3.28%	0.44%	1.98%
GE INDEX: BLOOMBERG MUNICIPAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent	4.25%	0.80%	2.34%